CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 11,955	¥ 80,234	¥ 61,412	¥ 41,226
Foreign currency translation:
Change in unrealized (losses) gains	159	1,068	(805)	(2,191)
Reclassification adjustment for losses recorded in net income				44
Net change	159	1,068	(805)	(2,147)
Available-for-sale securities:
Change in unrealized gains			769	8,911
Reclassification adjustment for (gains) losses recorded in net income			57	(5,764)
Tax effect			385	(1,042)
Net change			1,211	2,105
Share of other comprehensive income of equity method investees:
Change in unrealized gains (losses)	87	582	(930)	780
Interest rate swaps under hedge accounting and others:
Change in unrealized gains (losses)	(44)	(295)	143	433
Forward exchange contracts under hedge accounting:
Change in unrealized gains (losses)			(85)	169
Other comprehensive income (loss)	202	1,355	(466)	1,340
Total comprehensive income	12,157	81,589	60,946	42,566
Total comprehensive loss attributable to noncontrolling interests	989	6,637	2,215	389
Total comprehensive income attributable to ordinary shareholders	$ 13,146	¥ 88,226	¥ 63,161	¥ 42,955